Annual Total Returns[BarChart] - PIMCO Dynamic Bond Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.64%	9.04%	(2.21%)	2.79%	(2.23%)	5.77%	6.40%	1.97%	4.81%	5.43%